Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2016
Pension and severance plans
Schedule of Allocation of Plan Assets

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥335	¥335	¥—	¥—
Foreign companies	262	262	—	—
Debt securities:
Pooled funds *1	1,019	—	1,019	—
Other assets:
Cash and cash equivalents	4,175	4,175	—	—
Life insurance company general accounts	6,063	—	6,063	—
Pooled funds *2	14,090	—	14,090	—
Others	2,314	—	2,314	—

Total	¥28,258	¥4,772	¥23,486	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 4% Japanese companies and 28% foreign companies, and debt security consisting of approximately 7% Japanese bonds and 47% foreign bonds.

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2016	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥264	¥264	¥—	¥—
Foreign companies	201	201	—	—
Debt securities:
Pooled funds *1	1,334	—	1,334	—
Other assets:
Cash and cash equivalents	3,897	3,897	—	—
Life insurance company general accounts	5,532	—	5,532	—
Pooled funds *2	11,760	—	11,760	—
Others	3,042	—	3,042	—

Total	¥26,030	¥4,362	¥21,668	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 9% Japanese companies and 27% foreign companies, and debt security consisting of approximately 8% Japanese bonds and 46% foreign bonds.

Schedule of Expected Benefit Payments
	Yen in millions
	Japanese plans	Foreign plans
2017	¥857	¥1,092
2018	779	1,072
2019	1,090	1,159
2020	945	1,115
2021	914	1,250
Years 2022-2026	¥5,820	¥5,662

Japanese plans
Pension and severance plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥17,666	¥18,194
Service cost	1,167	1,182
Interest cost	188	171
Actuarial loss	832	2,375
Plan amendment	(190)	—
Benefits paid	(1,469)	(2,276)

	18,194	19,646

Change in plan assets:
Fair value of plan assets at beginning of year	11,777	14,929
Actual return on plan assets	1,029	936
Employer contribution	3,167	625
Benefits paid	(1,044)	(1,167)

Fair value of plan assets at end of year	14,929	15,323

Funded status	¥(3,265)	¥(4,323)

Schedule of Amounts Recognized in Balance Sheet
	Yen in millions
	March 31
	2015	2016
Accrued pension and severance costs	¥5,116	¥5,335
Other non-current assets	(1,851)	(1,012)

Net amounts recognized	¥3,265	¥4,323

Schedule of Net Periodic Benefit Cost Not yet Recognized
	Yen in millions
	March 31
	2015	2016
Actuarial loss	¥(1,684)	¥221
Prior service credit	1,381	1,211

Pension liability adjustments, pre-tax	¥(303)	¥1,432

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
	Yen in millions
	March 31
	2015	2016
Projected benefit obligations	¥11,056	¥11,233
Accumulated benefit obligations	¥10,763	¥10,812
Fair value of plan assets	¥5,941	¥5,897

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Components of net periodic (benefit) cost:
Service cost	¥927	¥1,167	¥1,182
Interest cost	180	188	171
Expected return on plan assets	(164)	(236)	(313)
Amortization of net actuarial loss	92	79	60
Amortization of prior service credit	(157)	(207)	(170)

Net periodic pension cost	¥878	¥991	¥930

Japanese plans | Benefit Obligations
Pension and severance plans
Schedule of Assumptions Used
	March 31
	2015	2016
Discount rate	1.2%	0.5%
Rate of compensation increase	4.1%	2.9%

Japanese plans | Net Periodic Benefit Cost
Pension and severance plans
Schedule of Assumptions Used
	For the year ended
	March 31
	2014	2015	2016
Discount rate	1.3%	1.2%	1.2%
Expected return on plan assets	2.6%	2.5%	2.5%
Rate of compensation increase	2.2%	4.2%	4.1%

Foreign plans
Pension and severance plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥21,966	¥27,619
Service cost	508	787
Interest cost	828	731
Actuarial gain(loss)	3,689	(735)
Settlement	—	(1,306)
Acquisition and other	(51)	(10)
Foreign currency exchange rate changes	1,948	(1,254)
Benefits paid	(1,269)	(1,395)

	27,619	24,437

Change in plan assets:
Fair value of plan assets at beginning of year	10,113	13,329
Actual return on plan assets	1,177	10
Employer contribution	1,054	160
Settlement	(25)	(1,306)
Foreign currency exchange rate changes and other	1,804	(687)
Benefits paid	(794)	(799)

Fair value of plan assets at end of year	13,329	10,707

Funded status	¥(14,290)	¥(13,730)

Schedule of Amounts Recognized in Balance Sheet
	Yen in millions
	March 31
	2015	2016
Accrued pension and severance costs	¥14,290	¥13,823
Other non-current assets	—	(93)

Net amounts recognized	¥14,290	¥13,730

Schedule of Net Periodic Benefit Cost Not yet Recognized
	Yen in millions
	March 31
	2015	2016
Actuarial gain(loss)	¥(4,501)	¥(1,206)

Pension liability adjustments, pre-tax	¥(4,501)	¥(1,206)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
	Yen in millions
	March 31
	2015	2016
Projected benefit obligations	¥27,045	¥23,815
Accumulated benefit obligations	25,362	23,613
Fair value of plan assets	¥12,595	¥10,038

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Components of net periodic (benefit) cost:
Service cost	¥553	¥508	¥787
Interest cost	741	828	731
Expected return on plan assets	(443)	(1,170)	(370)
Amortization of net actuarial loss	27	14	179

Net periodic pension cost	¥878	¥180	¥1,327

Foreign plans | Benefit Obligations
Pension and severance plans
Schedule of Assumptions Used
	March 31
	2015	2016
Discount rate	3.3%	3.5%
Rate of compensation increase	3.5%	3.0%

Foreign plans | Net Periodic Benefit Cost
Pension and severance plans
Schedule of Assumptions Used
	For the year ended
	March 31
	2014	2015	2016
Discount rate	4.4%	4.4%	3.3%
Expected return on plan assets	7.5%	7.6%	7.5%
Rate of compensation increase	3.0%	3.0%	3.5%